Income Tax - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	1.70%	3.40%	6.10%
Change in valuation allowance	(17.50%)	(23.90%)	(27.00%)
Research and development credit	0.20%	0.30%	0.60%
Fair market adjustment	(2.10%)	0.00%	0.00%
Non-deductible Convertible Notes interest expense	(2.20%)	0.00%	0.00%
Other	(1.10%)	(0.80%)	(0.70%)
Effective income tax rate	0.00%	0.00%	0.00%